Commitments - Future minimum lease revenues receivable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 11,364	$ 19,316
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 11,364	$ 19,316